Note 14 - Revenue (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Fiscal Year Ended March 31,
	2022	2021
Coil Segment:
Prime Coil	$219,483,437	$85,933,199
Non-standard Coil	9,596,821	8,414,060
Customer Owned Coil	1,357,891	917,296
	$230,438,149	$95,264,555
Tubular Segment:
Manufactured Pipe	$44,484,652	$25,554,333
Mill Reject Pipe	10,311,951	5,283,645
	$54,796,603	$30,837,978